FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified								9 Months Ended										9 Months Ended								9 Months Ended								9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013 Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2013 Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2013 Cash and Cash Equivalents [Member]	Sep. 30, 2013 Marketable Securities [Member]	Sep. 30, 2013 Acquisition Liability Contingent Consideration [Member]		Sep. 30, 2013 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 1 [Member]		Sep. 30, 2013 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 2 [Member]		Sep. 30, 2013 Acquisition Liability Contingent Consideration [Member] Fair Value, Inputs, Level 3 [Member]		Sep. 30, 2013 Acquisition Liability Note [Member]		Sep. 30, 2013 Acquisition Liability Note [Member] Fair Value, Inputs, Level 1 [Member]		Sep. 30, 2013 Acquisition Liability Note [Member] Fair Value, Inputs, Level 2 [Member]		Sep. 30, 2013 Acquisition Liability Note [Member] Fair Value, Inputs, Level 3 [Member]		Sep. 30, 2013 Acquisition Liability Warrant Consideration [Member]		Sep. 30, 2013 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 1 [Member]		Sep. 30, 2013 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 2 [Member]		Sep. 30, 2013 Acquisition Liability Warrant Consideration [Member] Fair Value, Inputs, Level 3 [Member]		Sep. 30, 2013 Royalty Agreement [Member]		Sep. 30, 2013 Royalty Agreement [Member] Fair Value, Inputs, Level 3 [Member]
ASSETS
Cash and cash equivalent	$ 7,807	$ 2,742	$ 3,122	$ 3,456	$ 7,807	$ 0	$ 0
Marketable securities	1,473	6,413			1,473	0	0
Liabilities
Acquisition liability contingent consideration										46,582	[1]	0	[1]	0	[1]	46,582	[1]	10,260	[2]	0	[2]	0	[2]	10,260	[2]	7,457	[3]	0	[3]	0	[3]	7,457	[3]	4,629	[4]	4,629	[4]
Operational Gain (losses) recognized in earnings								0	0	(22,794)	[1]							(4,548)	[2]							(5,300)	[3]							(2,028)	[4]
Financial Gain (losses) recognized in earnings								0	0	0	[1]							0	[2]							0	[3]							0	[4]
Total								$ 0	$ 0	$ (22,794)	[1]							$ (4,548)	[2]							$ (5,300)	[3]							$ (2,028)	[4]

[1]	Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 6 Long Term Debt).The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 6 Long Term Debt).
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 6 Long Term Debt).
[4]	Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 6 Long Term Debt). The discount rate is 20%.